SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION	15. SUPPLEMENTAL CASH FLOW INFORMATION There were no non-cash transactions during the year ended December 31, 2023, 2022 and 2021.